Goodwill and Other Intangibles - Summary of Goodwill by Segment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 16,976	$ 16,536
Additions		432
Foreign currency translation adjustments and other	172	8
Ending balance	17,148	16,976
Canadian Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,836	2,403
Additions		432
Foreign currency translation adjustments and other	10	1
Ending balance	$ 2,846	$ 2,836
Canadian Retail [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.70%	9.70%
Canadian Retail [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.00%	11.00%
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 13,980	$ 13,973
Foreign currency translation adjustments and other	162	7
Ending balance	$ 14,142	$ 13,980
U.S. Retail [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.20%	9.60%
U.S. Retail [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.80%	11.80%
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 160	$ 160
Ending balance	$ 160	$ 160
Pre-tax discount rates	12.70%	12.70%